Investment Portfolio	as of June 30, 2021 (Unaudited)
DWS GNMA Fund
	Principal Amount ($)	Value ($)

Government National Mortgage Association 89.1%
Government National Mortgage Association:
2.0%, 7/1/2051 (a)	107,900,000	109,872,412
2.5%, 7/1/2051 (a)	315,100,000	325,920,534
3.0%, with various maturities from 9/15/2042 until 7/1/2051 (a)	314,650,730	329,067,812
3.5%, with various maturities from 11/20/2041 until 7/1/2051 (a)	270,688,508	289,403,049
4.0%, with various maturities from 8/20/2040 until 12/20/2047	35,755,361	38,446,467
4.25%, with various maturities from 5/15/2041 until 9/15/2041	442,984	473,275
4.49%, with various maturities from 6/15/2041 until 7/15/2041	381,685	414,354
4.5%, with various maturities from 8/15/2039 until 4/15/2041	13,146,689	14,841,192
4.55%, 1/15/2041	621,998	693,859
4.625%, 5/15/2041	209,338	229,887
5.0%, with various maturities from 3/20/2029 until 7/20/2041	25,037,685	28,152,656
5.5%, with various maturities from 1/15/2034 until 6/15/2042	32,738,294	37,920,557
6.0%, with various maturities from 12/15/2022 until 1/15/2039	9,308,016	10,981,023
6.5%, with various maturities from 6/20/2032 until 3/20/2039	6,157,103	7,342,114
7.0%, with various maturities from 9/15/2035 until 4/20/2039	1,362,486	1,580,579
7.5%, with various maturities from 6/20/2022 until 8/20/2032	65,036	75,839
Total Government National Mortgage Association (Cost $1,182,511,896)		1,195,415,609

Asset-Backed 22.2%
Automobile Receivables 16.5%
AmeriCredit Automobile Receivables Trust:
“A2”, Series 2021-2, 0.26%, 11/18/2024	8,242,000	8,250,534
“A2”, Series 2020-3, 0.42%, 3/18/2024	12,258,155	12,268,891
“A3”, Series 2019-1, 2.97%, 11/20/2023	2,337,603	2,353,251
“D”, Series 2017-3, 3.18%, 7/18/2023	7,700,000	7,847,188
Canadian Pacer Auto Receivables Trust, “A3”, Series 2019-1A, 144A, 2.8%, 10/19/2023	5,072,823	5,135,417
CPS Auto Receivables Trust:
“A”, Series 2021-A, 144A, 0.35%, 1/16/2024	2,836,482	2,836,797
“A”, Series 2021-B, 144A, 0.37%, 3/17/2025	12,772,611	12,779,880
DT Auto Owner Trust, “A”, Series 2021-1A, 144A, 0.35%, 1/15/2025	4,666,752	4,670,698
Exeter Automobile Receivables Trust, “A2”, Series 2021-1A, 0.3%, 6/15/2023	6,284,269	6,284,557
Flagship Credit Auto Trust:
“A”, Series 2020-3, 144A, 0.7%, 4/15/2025	15,860,722	15,903,259
“C”, Series 2018-2, 144A, 3.89%, 9/16/2024	11,286,000	11,528,103
Ford Credit Auto Owner Trust, “A2”, Series 2020-A, 1.03%, 10/15/2022	512,817	513,310
Foursight Capital Automobile Receivables Trust:
“A2”, Series 2021-1, 144A, 0.4%, 8/15/2024	7,250,000	7,254,831
“A3”, Series 2020-1, 144A, 2.05%, 10/15/2024	14,070,000	14,210,756
GM Financial Automobile Leasing Trust, “A2A”, Series 2020-2, 0.71%, 10/20/2022	1,485,666	1,488,310
GM Financial Consumer Automobile Receivables Trust, “A2”, Series 2020-1, 1.83%, 1/17/2023	43,448	43,478
GMF Floorplan Owner Revolving Trust, “B”, Series 2019-2, 144A, 3.1%, 4/15/2026	19,000,000	20,180,187
Hyundai Auto Lease Securitization Trust, “A2”, Series 2020-B, 144A, 0.36%, 1/17/2023	8,781,660	8,788,091
Mercedes-Benz Auto Lease Trust, “A3”, Series 2020-B, 0.4%, 11/15/2023	5,000,000	5,009,099
Mercedes-Benz Auto Receivables Trust, “A3”, Series 2020-1, 0.55%, 2/18/2025	6,000,000	6,024,296
Nissan Auto Receivables Owner Trust, “A2”, Series 2020-A, 1.45%, 12/15/2022	2,875,580	2,881,993

Santander Drive Auto Receivables Trust:
“A2”, Series 2021-2, 0.28%, 4/15/2024	9,706,000	9,706,472
“A2”, Series 2020-4, 0.42%, 9/15/2023	8,817,049	8,820,154
“A2”, Series 2020-3, 0.46%, 9/15/2023	4,796,062	4,797,531
“A2A”, Series 2020-2, 0.62%, 5/15/2023	643,434	643,555
Santander Retail Auto Lease Trust, “A3”, Series 2020-B, 144A, 0.57%, 4/22/2024	18,273,000	18,333,062
Tesla Auto Lease Trust Tesla, “A2”, Series 2020-A, 144A, 0.55%, 5/22/2023	2,164,344	2,167,454
United Auto Credit Securitization Trust:
“A”, Series 2021-1, 144A, 0.34%, 7/10/2023	9,898,451	9,899,352
“A”, Series 2020-1, 144A, 0.85%, 5/10/2022	42,005	42,009
Volkswagen Auto Loan Enhanced Trust, “A2A”, Series 2020-1, 0.93%, 12/20/2022	2,302,119	2,304,879
World Omni Auto Receivables Trust, “A2A”, Series 2020-B, 0.55%, 7/17/2023	3,146,504	3,149,776
World Omni Select Auto Trust, “A2”, Series 2020-A, 0.47%, 6/17/2024	5,710,646	5,715,143
		221,832,313
Miscellaneous 5.7%
CNH Equipment Trust, “A2”, Series 2020-A, 1.08%, 7/17/2023	958,856	960,484
Dell Equipment Finance Trust:
“A1”, Series 2021-1, 144A, 0.205%, 3/22/2022	11,899,621	11,900,789
“A2”, Series 2021-1, 144A, 0.33%, 5/22/2026	11,154,000	11,164,431
“A2”, Series 2020-2, 144A, 0.47%, 10/24/2022	5,562,017	5,569,022
HPEFS Equipment Trust:
“A2”, Series 2021-1A, 144A, 0.27%, 3/20/2031	11,740,000	11,742,794
“A2”, Series 2020-2A, 144A, 0.65%, 7/22/2030	17,604,912	17,626,692
“C”, Series 2019-1A, 144A, 2.49%, 9/20/2029	7,000,000	7,112,804
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	6,943,049	7,135,348
Transportation Finance Equipment Trust, “A2”, Series 2019-1, 144A, 1.9%, 1/24/2022	158,277	158,460
Verizon Owner Trust, “A1A”, Series 2018-A, 3.23%, 4/20/2023	3,535,218	3,559,549
		76,930,373
Total Asset-Backed (Cost $297,433,140)		298,762,686

Collateralized Mortgage Obligations 12.6%
Chase Home Lending Mortgage Trust, “A11”, Series 2019-ATR1, 144A, 1-month USD-LIBOR + 0.95%, 1.042% (b), 4/25/2049	2,685,586	2,702,513
Federal Home Loan Mortgage Corp.:
“CZ”, Series 4113, 3.0%, 9/15/2042	2,975,544	3,018,878
“C25”, Series 304, Interest Only, 4.0%, 10/15/2041	8,473,275	1,224,179
“C32”, Series 303, Interest Only, 4.5%, 12/15/2042	13,642,932	2,003,413
“MK”, Series 2996, 5.5%, 6/15/2035	6,696,623	7,599,079
“IJ”, Series 4472, Interest Only, 6.0%, 11/15/2043	7,033,515	1,605,846
Federal National Mortgage Association:
“FE”, Series 2018-94, 1-month USD-LIBOR + 0.4%, 0.492% (b), 1/25/2049	1,594,925	1,600,761
“AY”, Series 2013-6, 2.0%, 2/25/2043	1,244,000	1,215,842
“LZ”, Series 2013-6, 3.5%, 2/25/2043	983,680	1,098,437
“4”, Series 406, Interest Only, 4.0%, 9/25/2040	2,885,676	375,168
“C2”, Series 410, Interest Only, 4.0%, 4/25/2042	3,376,454	472,791
“IO”, Series 2016-26, Interest Only, 5.0%, 5/25/2046	17,867,284	3,087,349
“PG”, Series 2005-27, 5.5%, 4/25/2035	6,032,051	6,900,504
“LA”, Series 2005-83, 5.5%, 10/25/2035	6,034,876	6,811,676
“OM”, Series 2005-87, 5.5%, 10/25/2035	6,699,363	7,511,509
“UI”, Series 2010-126, Interest Only, 5.5%, 10/25/2040	7,061,656	1,241,872
“IO”, Series 2014-70, Interest Only, 5.5%, 10/25/2044	9,567,724	2,097,961
“BI”, Series 2015-97, Interest Only, 5.5%, 1/25/2046	7,897,579	1,720,203
“UC”, Series 2005-79, 5.75%, 9/25/2035	5,333,558	6,006,962
“PG”, Series 2006-103, 6.0%, 10/25/2036	4,582,455	5,161,374
“IO2”, Series 2007-W8, Interest Only, 6.0%, 9/25/2037	170,344	35,832
“QM”, Series 2006-44, 6.5%, 6/25/2036	8,738,319	9,998,718

“HI”, Series 2010-2, Interest Only, 6.5%, 2/25/2040	2,519,669	823,561
GCAT LLC, “A1”, Series 2019-NQM1, 144A, 2.985%, 2/25/2059	5,819,539	5,839,827
Government National Mortgage Association:
“FY”, Series 2015-80, 1-month USD-LIBOR + 0.27%, 0.363% (b), 3/20/2043	7,781,079	7,801,707
“FA”, Series 2013-111, 1-month USD-LIBOR + 0.3%, 0.393% (b), 7/20/2043	10,902,725	10,957,098
“FK”, Series 2013-113, 1-month USD-LIBOR + 0.35%, 0.443% (b), 8/20/2043	6,813,051	6,860,754
“KF”, Series 2011-74, 1-month USD-LIBOR + 0.4%, 0.475% (b), 6/16/2039	8,385,099	8,462,653
“EF”, Series 2013-124, 1-month USD-LIBOR + 0.5%, 0.593% (b), 4/20/2039	2,215,678	2,221,271
“SA”, Series 2019-128, Interest Only, 2.85% minus 1-month USD-LIBOR, 2.757% (b), 10/20/2049	45,272,160	3,787,161
“CI”, Series 2015-74, Interest Only, 3.0%, 10/16/2039	5,353,401	250,927
“Q”, Series 2015-141, 3.0%, 7/20/2045	6,054,222	6,413,400
“JZ”, Series 2017-110, 3.0%, 7/20/2047	3,935,809	4,123,936
“XZ”, Series 2020-122, 3.0%, 8/20/2050	322,964	338,168
“HI”, Series 2021-55, Interest Only, 3.0%, 3/20/2051	15,283,094	1,439,879
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	1,322,171	72,266
“JI”, Series 2013-10, Interest Only, 3.5%, 1/20/2043	9,869,343	1,565,925
“IP”, Series 2015-50, Interest Only, 4.0%, 9/20/2040	5,394,968	121,326
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	2,222,519	135,952
“ZC”, Series 2003-86, 4.5%, 10/20/2033	411,151	448,484
“UZ”, Series 2010-37, 5.0%, 3/20/2040	1,904,883	2,180,307
“PC”, Series 2003-19, 5.5%, 3/16/2033	849,134	959,977
“Z”, Series 2006-12, 5.5%, 3/20/2036	150,088	181,063
“DZ”, Series 2009-106, 5.5%, 11/20/2039	273,790	349,735
“IA”, Series 2012-64, Interest Only, 5.5%, 5/16/2042	4,183,805	987,307
“S”, Series 2013-134, Interest Only, 5.6% minus 1-month USD-LIBOR, 5.507% (b), 9/20/2043	11,112,432	2,231,067
“CI”, Series 2009-42, Interest Only, 6.0%, 8/16/2035	296,776	70,025
“SL”, Series 2013-99, Interest Only, 6.15% minus 1-month USD-LIBOR, 6.057% (b), 3/20/2043	17,155,365	2,348,475
“SJ”, Series 2013-169, Interest Only, 6.25% minus 1-month USD-LIBOR, 6.157% (b), 1/20/2043	8,312,524	1,025,944
“AS”, Series 2018-124, Interest Only, 6.25% minus 1-month USD-LIBOR, 6.157% (b), 9/20/2048	9,958,477	1,811,045
“SG”, Series 2017-60, Interest Only, 6.47% minus 1-month USD-LIBOR, 6.377% (b), 2/20/2038	11,497,679	2,492,195
“SD”, Series 2017-60, Interest Only, 6.52% minus 1-month USD-LIBOR, 6.427% (b), 2/20/2038	6,876,362	1,526,002
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	442,459	104,747
JPMorgan Mortgage Trust:
“A11”, Series 2021-1, 144A, 30-day average SOFR + 0.65%, 0.66% (b), 6/25/2051	5,285,124	5,284,831
“A11”, Series 2020-2, 144A, 1-month USD-LIBOR + 0.8%, 0.892% (b), 7/25/2050	2,110,129	2,110,095
“A11”, Series 2019-9, 144A, 1-month USD-LIBOR + 0.9%, 0.992% (b), 5/25/2050	3,577,360	3,584,447
“A6”, Series 2021-6, 144A, 2.5%, 10/25/2051	3,390,684	3,481,935
Sequoia Mortgage Trust, “A1”, Series 2019-CH1, 144A, 4.5%, 3/25/2049	2,732,096	2,753,246
Total Collateralized Mortgage Obligations (Cost $167,469,299)		168,637,605

U.S. Government Agency Sponsored Pass-Throughs 3.1%
Federal Home Loan Mortgage Corp., 7.0%, 10/1/2038	94,085	109,007
Federal National Mortgage Association:
2.5%, 7/1/2051 (a)	30,000,000	31,023,000
3.0%, 2/1/2047	7,553,002	8,018,376
4.0%, 9/1/2040	323,590	353,869
5.0%, 7/1/2044	1,836,854	2,089,084
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $41,466,806)		41,593,336

Short-Term U.S. Treasury Obligations 1.8%
U.S. Treasury Bills:
0.031% (c), 7/15/2021	4,000,000	3,999,930
0.04% (c), 7/15/2021	5,000,000	4,999,913
0.042% (c), 8/12/2021 (d)	5,000,000	4,999,665
0.053% (c), 5/19/2022 (e)	4,000,000	3,997,531
0.098% (c), 7/15/2021 (f)	5,000,000	4,999,912
0.119% (c), 8/12/2021	1,000,000	999,933
Total Short-Term U.S. Treasury Obligations (Cost $23,997,423)		23,996,884
	Shares	Value ($)

Cash Equivalents 32.2%
DWS Central Cash Management Government Fund, 0.02% (g) (Cost $431,933,286)	431,933,286	431,933,286

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,144,811,850)	161.0	2,160,339,406
Other Assets and Liabilities, Net	(61.0)	(818,174,910)
Net Assets	100.0	1,342,164,496
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2021 are as follows:
Value ($) at 9/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Cash Equivalents 32.2%
DWS Central Cash Management Government Fund (g)
244,064,015	1,393,124,321	1,205,255,050	—	—	89,096	—	431,933,286	431,933,286
(a)	When-issued, delayed delivery or forward commitment securities included.
(b)	Variable or floating rate security. These securities are shown at their current rate as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At June 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	At June 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At June 30, 2021, this security has been pledged, in whole or in part, to cover collateral requirements for open MBS forward commitments.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
SOFR: Secured Overnight Financing Rate

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Ultra Long U.S. Treasury Bond	USD	9/21/2021	247	45,674,490	47,593,812	1,919,322
At June 30, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/21/2021	599	78,963,508	79,367,500	(403,992)
5 Year U.S. Treasury Note	USD	9/30/2021	1,204	148,962,064	148,609,344	352,720
U.S. Treasury Long Bond	USD	9/21/2021	331	51,769,602	53,208,250	(1,438,648)
Total net unrealized depreciation						(1,489,920)
At June 30, 2021, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 0.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2023	104,100,000	USD	94,311	8,467	85,844
Fixed — 0.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2024	23,100,000	USD	52,709	(497)	53,206
Fixed — 2.085% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	5/30/2019/5/31/2022	7,700,000	USD	(147,574)	—	(147,574)
Fixed — 2.179% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	5/21/2019/2/21/2023	15,800,000	USD	(534,079)	—	(534,079)
Total net unrealized depreciation							(542,603)
β	3-month LIBOR rate as of June 30, 2021 is 0.146%.
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Government National Mortgage Association	$—	$1,195,415,609	$—	$1,195,415,609
Asset-Backed (a)	—	298,762,686	—	298,762,686
Collateralized Mortgage Obligations	—	168,637,605	—	168,637,605
U.S. Government Agency Sponsored Pass-Throughs	—	41,593,336	—	41,593,336
Short-Term U.S. Treasury Obligations	—	23,996,884	—	23,996,884
Short-Term Investments	431,933,286	—	—	431,933,286
Derivatives (b)
Futures Contracts	2,272,042	—	—	2,272,042
Interest Rate Swap Contracts	—	139,050	—	139,050
Total	$434,205,328	$1,728,545,170	$—	$2,162,750,498
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,842,640)	$—	$—	$(1,842,640)
Interest Rate Swap Contracts	—	(681,653)	—	(681,653)
Total	$(1,842,640)	$(681,653)	$—	$(2,524,293)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and interest rate swap contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Swap Contracts	Futures Contracts
Interest Rate Contracts	$ (542,603)	$ 429,402
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
GNMA-PH3
R-080548-1 (1/23)